Taxes (Details) - Schedule of Statutory EIT Rate and the Effective Tax - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statutory Eit Rate and the Effective Tax [Abstract]
Provision for income taxes at statutory tax rate in the PRC		$ 415,251
Effect of expense for which no income tax is deductible		25,937
Effect of assets recognized at fair value in business combinations		(177,960)
Effective income tax expense		$ 263,228